Stock-based Compensation (Employee PSUs) (Details) - Performance Share Unit Plan [Member] - Employee [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	829,998
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	486,181
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	176,805
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures | shares	12,260
Ending Balance | shares	1,127,114
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | $ / shares	$ 43.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	47.84
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | $ / shares	38.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	44.88
Ending Balance | $ / shares	$ 46.02
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Beginning Balance | $	$ 41.1
Ending Balance | $	$ 56.9